Cash Flow Analysis - Investing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Proceeds from the sale in property, plant and equipment and intangible assets	€ 192	€ 148	€ 134
Payments on investments in property, plant and equipment and intangible assets	(8,777)	(9,140)	(9,321)
(Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets, net	(8,585)	(8,992)	€ (9,187)
Spectrum license payments	674	352
United Kingdom
Disclosure of geographical areas [line items]
Spectrum license payments	€ 588
Colombia
Disclosure of geographical areas [line items]
Spectrum license payments		€ 317